Business and Geographic Segment Information - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Number of major customers	10
Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%	4.00%	4.00%
Largest customers accounted revenue in percentage	29.00%	26.00%	25.00%